FINANCE COSTS	3 Months Ended
Mar. 31, 2024
Finance Costs [Abstract]
FINANCE COSTS	FINANCE COSTS
Finance costs for the reporting periods consist of the following:

	Three months ended
	March 31, 2024	March 31, 2023
	$	$
Interest on long-term debt and other debts[a]	6,664,811	1,046,648
Interest on lease liabilities[a]	1,190,489	36,425
Accretion expense	3,026,073	—
Financing cost	262,168	435,212
Other	(525,800)	(97,931)
	10,617,741	1,420,354

a.Net of capitalized borrowing costs of $315,039 for the three months ended March 31, 2024 (March 31, 2023: $1,718,711), $247,325 included in interest on long-term debt and other debts and $67,714 in interest on lease liabilities, respectively (March 31, 2023: $756,233 included in interest on long-term debt and other debts, $962,478 in interest on lease liabilities, respectively). The weighted average interest rate used to capitalize the borrowing costs is 8.00% for the three months ended March 31, 2024 (three months ended March 31, 2023: 5.68%).